ACCOUNTS RECEIVABLE, NET - Movement of allowance for credit losses (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to credit losses	¥ 1,541,979	$ (220,500)	¥ 1,614,507
Third Parties
ACCOUNTS RECEIVABLE, NET
Beginning balance	2,950,352	421,895	¥ 1,968,461	¥ 1,968,461
Charge to credit losses	1,541,979	220,500		981,891
Ending balance	¥ 4,492,331	$ 642,395		¥ 2,950,352